Defined contribution plans	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Defined contribution plans

15	Defined contribution plans

The Company contributes to an employment provident fund in respect of its employees in Hong Kong, Malaysia, and a central provision fund run by the Singapore government in respect of its employees in Singapore. The expenses related to these plans were US$807,155 and US$730,779 for the years ended December 31, 2025 and 2024, respectively.